Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31, 2020	June 30, 2020
	(unaudited)
Building	$855,570	$790,605
Office equipment	652,169	618,323
Electronic equipment	55,760	51,526
Vehicles	27,271	25,200
Leasehold improvements	621,105	573,937
Less: accumulated depreciation	(884,217)	(744,265)
	$1,327,658	$1,315,326